Capital Structure	6 Months Ended
Jun. 30, 2013
Capital Structure [Abstract]
Capital Structure

11.  Capital Structure

Registration Statement filed on December 13, 2012

On December 13, 2012, the Company had filed a Registration Statement on Form F-1, including a prospectus contained therein, for the issuance of common shares upon exercise of subscription rights in connection with a potential future equity increase. On April 18, 2013, the Company applied for the withdrawal of the respective Registration Statement, which was accepted by the Securities and Exchange Commission on the same date.

Registration Statement filed on April 18, 2013

On April 18, 2013, the Company filed a Registration Statement on Form F-1, including a prospectus contained therein, for the public offering and issuance of common shares in connection with a potential future equity increase. As of the date of this report, such Registration Statement has not been declared effective by the Securities and Exchange Commission.

As of December 31, 2012 and June 30, 2013, the Company has a total of 11,001,403 and 11,321,442 Class A common shares outstanding, respectively, and no other class of shares outstanding.